Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues
9 Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	336	701	737

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	458	(40)	(176)

Equity method investments	150	141	209

Other investments	749	457	170

Other	892	565	573

Other revenues	2,548	1,820	1,429

Bank
Other revenues
9 Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	333	794	723

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	456	(43)	(182)

Equity method investments	136	137	193

Other investments	752	330	120

Other	850	545	540

Other revenues	2,490	1,759	1,310